Quarterly Results of Operations	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations
(22)	Quarterly Results of Operations: (Unaudited)

Summarized unaudited quarterly operating results for the year ended December 31, 2013:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2013:
Interest and dividend income	$9,305	8,994	8,795	8,763
Interest expense	2,914	2,794	2,496	2,377

Net interest income	6,391	6,200	6,299	6,386
Provision for loan losses	376	406	426	396

Net interest income after provision for loan losses	6,015	5,794	5,873	5,990
Noninterest income	2,483	2,828	1,769	2,292
Noninterest expense	7,274	7,124	6,984	7,256

Income before income taxes	1,224	1,498	658	1,026
Income tax expense (benefit)	240	332	122	(50)

Net income	$984	1,166	536	1,076

Basic earnings per share	$0.13	0.16	0.07	0.14

Diluted earnings per share	$0.13	0.16	0.07	0.14

Weighted average shares outstanding:
Basic	7,488,445	7,488,906	7,483,582	7,430,970

Diluted	7,488,445	7,488,906	7,483,582	7,430,970

(22)	Quarterly Results of Operations: (Unaudited)

Summarized unaudited quarterly operating results for the year ended December 31, 2012:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2012:
Interest and dividend income	$10,759	10,400	9,996	9,685
Interest expense	3,892	3,738	4,078	3,169

Net interest income	6,867	6,662	5,918	6,516
Provision for loan losses	869	400	506	500

Net interest income after provision for loan losses	5,998	6,262	5,412	6,016
Noninterest income	1,917	2,639	2,897	2,186
Noninterest expense	7,099	7,439	6,971	6,932

Income before income taxes	816	1,462	1,338	1,270
Income taxes expense	89	300	263	165

Net income	$727	1,162	1,075	1,105

Net income available to common shareholders	470	903	819	648

Basic earnings per share	$0.06	0.12	0.11	0.09

Diluted earnings per share	$0.06	0.12	0.11	0.09

Weighted average shares outstanding:
Basic	7,484,475	7,485,283	7,487,283	7,487,726

Diluted	7,484,475	7,485,283	7,487,283	7,487,726